UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-23096

Legg Mason ETF Investment Trust

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: July 31

Date of reporting period: October 31, 2017

ITEM 1.	SCHEDULE OF INVESTMENTS.

LEGG MASON ETF INVESTMENT TRUST

LEGG MASON SMALL-CAP QUALITY VALUE ETF

FORM N-Q

OCTOBER 31, 2017

LEGG MASON SMALL-CAP QUALITY VALUE ETF

Schedule of investments (unaudited)

October 31, 2017

SECURITY	SHARES	VALUE
COMMON STOCKS - 97.9%
CONSUMER DISCRETIONARY - 15.9%
Auto Components - 0.5%
Cooper-Standard Holdings Inc.	130	$14,492	*

Diversified Consumer Services - 3.0%
Adtalem Global Education Inc.	413	15,260
American Public Education Inc.	443	8,860	*
Capella Education Co.	147	11,973
K12 Inc.	611	9,910	*
Liberty Tax Inc.	550	7,178
Sotheby’s	276	14,302	*
Strayer Education Inc.	109	10,217

Total Diversified Consumer Services		77,700

Hotels, Restaurants & Leisure - 1.5%
Brinker International Inc.	471	14,469
Cheesecake Factory Inc.	342	15,301
Ruth’s Hospitality Group Inc.	429	9,052

Total Hotels, Restaurants & Leisure		38,822

Household Durables - 0.8%
La-Z-Boy Inc.	485	13,071
New Home Co. Inc.	740	8,606	*

Total Household Durables		21,677

Internet & Direct Marketing Retail - 0.7%
Nutrisystem Inc.	186	9,291
PetMed Express Inc.	223	7,885

Total Internet & Direct Marketing Retail		17,176

Leisure Products - 1.2%
Malibu Boats Inc., Class A Shares	246	7,675	*
MCBC Holdings Inc.	556	12,716	*
Sturm Ruger & Co. Inc.	229	11,347

Total Leisure Products		31,738

Media - 2.3%
Gannett Co. Inc.	1,813	15,773
MSG Networks Inc., Class A Shares	996	17,281	*
Scholastic Corp.	324	11,968
tronc Inc.	991	14,652	*

Total Media		59,674

Multiline Retail - 0.6%
Big Lots Inc.	323	16,573

Specialty Retail - 3.7%
Buckle Inc.	1,031	16,960
Caleres Inc.	460	12,572
Cato Corp., Class A Shares	881	11,330
Children’s Place Inc.	109	11,859
Five Below Inc.	193	10,663	*
Francesca’s Holdings Corp.	1,113	7,201	*
Hibbett Sports Inc.	727	9,306	*
Sally Beauty Holdings Inc.	665	11,511	*
Winmark Corp.	33	4,315

Total Specialty Retail		95,717

See Notes to Schedule of Investments.

LEGG MASON SMALL-CAP QUALITY VALUE ETF

Schedule of investments (unaudited) (cont’d)	October 31, 2017

SECURITY	SHARES	VALUE
Textiles, Apparel & Luxury Goods - 1.6%
Culp Inc.	280	$8,876
Fossil Group Inc.	1,706	13,443	*
Sleep Number Corp.	343	11,148	*
Vera Bradley Inc.	1,011	7,279	*

Total Textiles, Apparel & Luxury Goods		40,746

TOTAL CONSUMER DISCRETIONARY		414,315

CONSUMER STAPLES - 2.4%
Food & Staples Retailing - 0.7%
United Natural Foods Inc.	456	17,679	*

Personal Products - 1.1%
Lifevantage Corp.	1,384	7,681	*
Natural Health Trends Corp.	424	8,166
USANA Health Sciences Inc.	184	12,089	*

Total Personal Products		27,936

Tobacco - 0.6%
Vector Group Ltd.	794	16,500

TOTAL CONSUMER STAPLES		62,115

ENERGY - 6.3%
Energy Equipment & Services - 2.4%
Dril-Quip Inc.	302	12,714	*
Exterran Corp.	388	12,521	*
Natural Gas Services Group Inc.	292	8,118	*
Rowan Cos. PLC, Class A Shares	1,607	23,028	*
Smart Sand Inc.	968	6,960	*

Total Energy Equipment & Services		63,341

Oil, Gas & Consumable Fuels - 3.9%
Cloud Peak Energy Inc.	3,437	14,607	*
CVR Energy Inc.	849	23,305
Evolution Petroleum Corp.	1,001	7,407
Hallador Energy Co.	1,590	8,236
Overseas Shipholding Group Inc., Class A Shares	3,604	8,542	*
Peabody Energy Corp.	526	16,248	*
Penn Virginia Corp.	177	6,898	*
REX American Resources Corp.	104	9,171	*
Ultra Petroleum Corp.	881	6,995	*

Total Oil, Gas & Consumable Fuels		101,409

TOTAL ENERGY		164,750

FINANCIALS - 19.3%
Banks - 9.8%
Bank of Princeton	180	6,030	*
Byline Bancorp Inc.	351	7,038	*
Cadence Bancorp	539	13,130	*
City Holding Co.	167	11,772
Community Trust Bancorp Inc.	247	11,930
Customers Bancorp Inc.	311	8,503	*
Fidelity Southern Corp.	394	8,640
Financial Institutions Inc.	332	10,890
First Financial Corp.	218	10,355
First Internet Bancorp	192	7,238
Flushing Financial Corp.	380	11,392
Franklin Financial Network Inc.	224	7,683	*
Great Southern Bancorp Inc.	196	10,535
Hanmi Financial Corp.	375	11,531
Heartland Financial USA Inc.	252	12,411
Hilltop Holdings Inc.	534	12,581
Midland States Bancorp Inc.	306	9,930
Old National Bancorp	863	15,707
Parke Bancorp Inc.	325	7,004
RBB Bancorp	315	7,897
Sun Bancorp Inc.	340	8,619
TCF Financial Corp.	1,015	18,493
Unity Bancorp Inc.	330	6,517
West Bancorp. Inc.	366	8,949
Xenith Bankshares Inc.	297	9,498	*

Total Banks		254,273

See Notes to Schedule of Investments.

LEGG MASON SMALL-CAP QUALITY VALUE ETF

Schedule of investments (unaudited) (cont’d)	October 31, 2017

SECURITY	SHARES	VALUE
Capital Markets - 4.0%
Cohen & Steers Inc.	346	$15,047
Diamond Hill Investment Group Inc.	48	10,173
Federated Investors Inc., Class B Shares	582	18,083
GAMCO Investors Inc., Class A Shares	335	9,702
Greenhill & Co. Inc.	885	16,195
Manning & Napier Inc.	2,750	10,037
Waddell & Reed Financial Inc., Class A Shares	875	16,354
Westwood Holdings Group Inc.	153	9,930

Total Capital Markets		105,521

Consumer Finance - 0.5%
World Acceptance Corp.	144	12,600	*

Insurance - 2.0%
AmTrust Financial Services Inc.	1,606	20,172
HCI Group Inc.	272	10,189
Investors Title Co.	39	7,398
Universal Insurance Holdings Inc.	592	14,119

Total Insurance		51,878

Thrifts & Mortgage Finance - 3.0%
BofI Holding Inc.	414	11,137	*
Flagstar Bancorp Inc.	340	12,706	*
HomeStreet Inc.	347	10,080	*
Malvern Bancorp Inc.	217	5,859	*
Nationstar Mortgage Holdings Inc.	807	15,712	*
NMI Holdings Inc., Class A Shares	770	11,203	*
Oritani Financial Corp.	722	12,238

Total Thrifts & Mortgage Finance		78,935

TOTAL FINANCIALS		503,207

HEALTH CARE - 15.0%
Biotechnology - 4.0%
Akebia Therapeutics Inc.	247	4,483	*
AMAG Pharmaceuticals Inc.	575	9,028	*
BioSpecifics Technologies Corp.	117	5,355	*
Conatus Pharmaceuticals Inc.	615	2,823	*
CytomX Therapeutics Inc.	441	8,820	*
Eagle Pharmaceuticals Inc.	112	6,020	*
Emergent BioSolutions Inc.	258	10,575	*
Jounce Therapeutics Inc.	506	7,084	*
Ligand Pharmaceuticals Inc.	62	9,012	*
MEI Pharma Inc.	1,418	3,715	*
Myriad Genetics Inc.	355	12,169	*
PDL BioPharma Inc.	4,302	12,734	*
Repligen Corp.	149	5,543	*
Xencor Inc.	336	6,646	*

Total Biotechnology		104,007

See Notes to Schedule of Investments.

LEGG MASON SMALL-CAP QUALITY VALUE ETF

Schedule of investments (unaudited) (cont’d)	October 31, 2017

SECURITY	SHARES	VALUE
Health Care Equipment & Supplies - 7.6%
Abaxis Inc.	194	$9,390
Analogic Corp.	127	10,198
AngioDynamics Inc.	509	8,638	*
Anika Therapeutics Inc.	132	7,211	*
Atrion Corp.	12	7,892
CONMED Corp.	220	11,488
CryoLife Inc.	311	6,049	*
Cutera Inc.	122	4,795	*
Exactech Inc.	235	9,835	*
Fonar Corp.	204	6,508	*
Globus Medical Inc., Class A Shares	363	11,569	*
Haemonetics Corp.	249	11,842	*
Inogen Inc.	71	7,024	*
Lantheus Holdings Inc.	386	7,681	*
LeMaitre Vascular Inc.	169	5,410
Meridian Bioscience Inc.	714	10,674
Natus Medical Inc.	251	10,642	*
Neogen Corp.	127	10,185	*
OraSure Technologies Inc.	338	6,675	*
Quidel Corp.	195	7,985	*
Surmodics Inc.	221	6,575	*
Tactile Systems Technology Inc.	135	3,873	*
Utah Medical Products Inc.	87	6,560
Varex Imaging Corp.	305	10,483	*

Total Health Care Equipment & Supplies		199,182

Health Care Providers & Services - 1.4%
American Renal Associates Holdings Inc.	685	8,309	*
National Research Corp., Class A Shares	249	9,350
Premier Inc., Class A Shares	402	13,133	*
Psychemedics Corp.	271	4,743

Total Health Care Providers & Services		35,535

Health Care Technology - 0.6%
Quality Systems Inc.	670	9,427	*
Simulations Plus Inc.	362	5,901

Total Health Care Technology		15,328

Life Sciences Tools & Services - 0.4%
Luminex Corp.	443	9,458

Pharmaceuticals - 1.0%
Innoviva Inc.	756	9,253	*
Lannett Co. Inc.	590	11,741	*
Sucampo Pharmaceuticals Inc., Class A Shares	535	5,350	*

Total Pharmaceuticals		26,344

TOTAL HEALTH CARE		389,854

INDUSTRIALS - 14.7%
Aerospace & Defense - 1.6%
Aerojet Rocketdyne Holdings Inc.	387	12,221	*
National Presto Industries Inc.	112	13,093
Sparton Corp.	318	7,406	*
Vectrus Inc.	323	9,855	*

Total Aerospace & Defense		42,575

Airlines - 0.5%
Hawaiian Holdings Inc.	353	11,826	*

Building Products - 1.5%
American Woodmark Corp.	109	10,529	*
Gibraltar Industries Inc.	369	12,269	*
Universal Forest Products Inc.	152	17,161

Total Building Products		39,959

Commercial Services & Supplies - 3.3%
ACCO Brands Corp.	1,098	14,329	*
Ennis Inc.	574	11,566
Essendant Inc.	1,232	11,926
Heritage-Crystal Clean Inc.	377	7,370	*
Kimball International Inc., Class B Shares	510	9,777
LSC Communications Inc.	823	13,316
Pitney Bowes Inc.	1,356	18,631

Total Commercial Services & Supplies		86,915

See Notes to Schedule of Investments.

LEGG MASON SMALL-CAP QUALITY VALUE ETF

Schedule of investments (unaudited) (cont’d)	October 31, 2017

SECURITY	SHARES	VALUE
Construction & Engineering - 0.9%
Argan Inc.	183	$12,581
Orion Group Holdings Inc.	1,342	9,663	*

Total Construction & Engineering		22,244

Electrical Equipment - 1.2%
Atkore International Group Inc.	622	12,011	*
Powell Industries Inc.	342	9,911
TPI Composites Inc.	358	8,968	*

Total Electrical Equipment		30,890

Machinery - 2.6%
Global Brass & Copper Holdings Inc.	346	12,110
Graham Corp.	329	6,340
Greenbrier Cos. Inc.	323	16,861
Kadant Inc.	103	11,701
Omega Flex Inc.	114	7,352
Wabash National Corp.	589	13,252

Total Machinery		67,616

Professional Services - 3.1%
Barrett Business Services Inc.	181	11,003
Exponent Inc.	142	10,487
Mistras Group Inc.	445	9,350	*
RPX Corp.	861	11,210	*
TriNet Group Inc.	349	12,117	*
TrueBlue Inc.	582	15,772	*
WageWorks Inc.	179	11,411	*

Total Professional Services		81,350

TOTAL INDUSTRIALS		383,375

INFORMATION TECHNOLOGY - 18.0%
Communications Equipment - 1.3%
Acacia Communications Inc.	199	8,420	*
InterDigital Inc.	192	14,083
Plantronics Inc.	274	12,429

Total Communications Equipment		34,932

Electronic Equipment, Instruments & Components - 6.1%
AVX Corp.	906	17,069
Benchmark Electronics Inc.	424	13,123	*
Daktronics Inc.	954	9,798
Mesa Laboratories Inc.	43	6,856
Methode Electronics Inc.	298	13,976
Park Electrochemical Corp.	483	9,119
Plexus Corp.	245	15,050	*
Sanmina Corp.	440	14,399	*
ScanSource Inc.	340	14,603	*
Systemax Inc.	444	12,676
TTM Technologies Inc.	871	13,744	*
Vishay Intertechnology Inc.	830	18,468

Total Electronic Equipment, Instruments & Components		158,881

Internet Software & Services - 1.8%
AutoWeb Inc.	820	5,674	*
CommerceHub Inc., Series A Shares	318	7,101	*
DHI Group Inc.	3,788	8,334	*
NIC Inc.	616	10,472
Ominto Inc.	1,013	3,231	*
XO Group Inc.	372	7,425	*
YuMe Inc.	1,228	5,158

Total Internet Software & Services		47,395

See Notes to Schedule of Investments.

LEGG MASON SMALL-CAP QUALITY VALUE ETF

Schedule of investments (unaudited) (cont’d)	October 31, 2017

SECURITY	SHARES	VALUE
IT Services - 3.7%
Cass Information Systems Inc.	138	$8,901
Convergys Corp.	618	15,901
CSG Systems International Inc.	294	12,448
ManTech International Corp., Class A Shares	340	15,779
Science Applications International Corp.	249	18,262
Syntel Inc.	1,046	24,435	*

Total IT Services		95,726

Semiconductors & Semiconductor Equipment - 3.2%
Advanced Energy Industries Inc.	140	11,861	*
Ambarella Inc.	216	12,191	*
Amtech Systems Inc.	449	6,537	*
Cabot Microelectronics Corp.	147	14,211
inTEST Corp.	608	5,229	*
Photronics Inc.	1,277	12,387	*
Rudolph Technologies Inc.	359	9,962	*
Synaptics Inc.	309	11,470	*

Total Semiconductors & Semiconductor Equipment		83,848

Software - 1.9%
American Software Inc., Class A Shares	711	8,823
Finjan Holdings Inc.	1,471	3,045	*
Progress Software Corp.	282	11,937
Qualys Inc.	166	8,781	*
Synchronoss Technologies Inc.	617	6,991	*
VASCO Data Security International Inc.	656	8,922	*

Total Software		48,499

TOTAL INFORMATION TECHNOLOGY		469,281

MATERIALS - 3.2%
Chemicals - 2.3%
Advanced Emissions Solutions Inc.	480	5,765
Chase Corp.	88	10,450
Core Molding Technologies Inc.	315	7,311
FutureFuel Corp.	806	12,235
Innophos Holdings Inc.	256	12,526
Rayonier Advanced Materials Inc.	811	11,654

Total Chemicals		59,941

Construction Materials - 0.3%
U.S. Lime & Minerals Inc.	92	8,358

Metals & Mining - 0.6%
SunCoke Energy Inc.	1,296	14,373	*

TOTAL MATERIALS		82,672

REAL ESTATE - 1.5%
Real Estate Management & Development - 1.5%
Forestar Group Inc.	510	9,078	*
HFF Inc., Class A Shares	312	13,684
Marcus & Millichap Inc.	370	10,515	*
Maui Land & Pineapple Co. Inc.	402	6,412	*

TOTAL REAL ESTATE		39,689

TELECOMMUNICATION SERVICES - 0.4%
Wireless Telecommunication Services - 0.4%
Spok Holdings Inc.	606	10,272

UTILITIES - 1.2%
Electric Utilities - 0.7%
MGE Energy Inc.	192	12,682
Spark Energy Inc., Class A Shares	517	7,238

Total Electric Utilities		19,920

See Notes to Schedule of Investments.

LEGG MASON SMALL-CAP QUALITY VALUE ETF

Schedule of investments (unaudited) (cont’d)	October 31, 2017

SECURITY	SHARES	VALUE
Gas Utilities - 0.5%
Northwest Natural Gas Co.	189	$12,540

TOTAL UTILITIES		32,460

TOTAL INVESTMENTS - 97.9% (Cost - $2,496,975)		2,551,990
Other Assets in Excess of Liabilities - 2.1%		55,363

TOTAL NET ASSETS - 100.0%		$2,607,353

*	Non-income producing security.

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Legg Mason Small-Cap Quality Value ETF (the “Fund”) is a separate diversified investment series of Legg Mason ETF Investment Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The Fund is an exchange-traded fund (“ETF”). ETFs are funds that trade like other publicly-traded securities. The Fund is designed to track an index. Similar to shares of an index mutual fund, each share of the Fund represents an ownership interest in an underlying portfolio of securities intended to track an index. Unlike shares of a mutual fund, which can be bought from and redeemed by the issuing fund by all shareholders at a price based on net asset value (“NAV”), shares of the Fund may be directly purchased from and redeemed by the Fund at NAV solely by certain large institutional investors who have entered into agreements with the Fund’s distributor (“Authorized Participants”). Also unlike shares of a mutual fund, shares of the Fund are listed on a national securities exchange and trade in the secondary market at market prices that change throughout the day.

Shares of the Fund are listed and traded at market prices on The NASDAQ Stock Market LLC. The market price for the Fund’s shares may be different from the Fund’s NAV. The Fund issues and redeems shares at NAV only in blocks of a specified number of shares or multiples thereof (“Creation Units”). Only Authorized Participants may purchase or redeem Creation Units directly with the Fund at NAV. Creation Units are issued and redeemed generally in-kind for a basket of securities and/or cash. Except when aggregated in Creation Units, shares of the Fund are not redeemable securities. Shareholders who are not Authorized Participants may not redeem shares directly from the Fund at NAV.

The fund seeks to track the investment results of the Royce Small-Cap Quality Value Index (the “Underlying Index”). The Underlying Index utilizes a proprietary methodology created and sponsored by Royce & Associates, LP (“Royce”), the Fund’s subadviser.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Short-term fixed income securities that will mature in 60 days or less are valued at amortized cost, unless it is determined that using this method would not reflect an investment’s fair value. If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

Notes to Schedule of Investments (unaudited) (continued)

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Common Stocks†	$2,551,990	—	—	$2,551,990

†	See Schedule of Investments for additional detailed categorizations.

See Notes to Schedule of Investments.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason ETF Investment Trust

By	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date: December 21, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date: December 21, 2017

By	/s/ RICHARD F. SENNETT
Richard F. Sennett
Principal Financial Officer

Date: December 21, 2017